Eaton Vance

Georgia Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 96.8%

Security	Principal Amount (000’s omitted)	Value
Education — 10.9%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,201,700
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	537,804
5.00%, 6/15/37	520	656,724
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	470,004
5.00%, 6/1/33	565	721,917
Georgia Private Colleges and Universities Authority, (Emory University):
0.47%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,000,280
5.00%, 10/1/31	245	293,424
5.00%, 9/1/37	1,000	1,276,680
5.00%, 10/1/38	1,000	1,188,240
Georgia Private Colleges and Universities Authority, (Mercer University), 5.00%, 10/1/29	350	447,615
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 5.00%, 4/1/32	750	978,847
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	304,540
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,418,988
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank N.A.), 0.02%, 7/1/35(2)	2,865	2,865,000

		$14,361,763

Electric Utilities — 3.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,081,460
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/36	475	565,478
4.00%, 3/1/37	1,000	1,183,650
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	778,350
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	1,002,900

		$4,611,838

Escrowed/Prerefunded — 3.5%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$1,095,070
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	556,355
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	605	742,426
Fulton County Development Authority, GA, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	765,068

Security	Principal Amount (000’s omitted)	Value
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	$1,000	$1,194,210
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	265	281,570

		$4,634,699

General Obligations — 21.4%
Bleckley County School District, GA, 5.00%, 10/1/42	$1,000	$1,291,190
Bryan County School District, GA:
3.00%, 8/1/22	1,000	1,018,860
4.00%, 8/1/33	500	573,385
4.00%, 8/1/34	435	498,484
Cherokee County School System, GA:
5.00%, 2/1/29	1,000	1,138,720
5.00%, 2/1/33	500	649,255
Columbia County, GA, 5.00%, 1/1/28	1,000	1,215,720
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,210,520
Douglas County School District, GA, 5.00%, 4/1/27	500	609,955
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	329,202
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,237,100
5.00%, 2/1/37	500	621,195
Fulton County, GA, 5.00%, 7/1/31	1,000	1,224,590
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,225,360
Georgia:
4.00%, 7/1/35	1,000	1,186,740
5.00%, 2/1/28	1,500	1,713,525
Gilmer County School District, GA, 5.00%, 12/1/25	400	470,728
Habersham County, GA, 3.00%, 6/1/22	685	694,569
Hall County School District, GA, 4.00%, 2/1/38	1,000	1,228,950
Harris County School District, GA, 4.00%, 3/1/33	275	335,305
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	681,243
Henry County School District, GA, 4.00%, 8/1/29	1,575	1,917,373
Jackson County School District, GA:
5.00%, 3/1/30	1,000	1,276,800
5.00%, 3/1/32	1,000	1,274,670
Lumpkin County School District, GA, 4.00%, 12/1/35	1,000	1,232,160
Muscogee County School District, GA, 5.00%, 10/1/25	750	877,793
Oconee County School District, GA:
4.00%, 3/1/33	250	311,113
5.00%, 3/1/26	700	828,891
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,176,500
Worth County School District, GA, 5.00%, 12/1/37	235	287,090

		$28,336,986

Hospital — 19.6%
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/25	$345	$389,622
5.00%, 7/1/29	560	660,985

Security	Principal Amount (000’s omitted)	Value
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta):
4.00%, 7/1/49	$1,000	$1,158,540
5.00%, 7/1/39	500	633,795
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	552,235
4.00%, 7/1/37	500	601,950
5.00%, 7/1/29	500	598,500
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	1,014,687
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,000	1,189,510
Cobb County Hospital Authority, GA, (WellStar Health System, Inc.), (LOC: Royal Bank of Canada), 0.04%, 4/1/36(3)	3,000	3,000,000
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	598,610
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	457,316
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,203,162
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,174,270
5.00%, 7/1/32	1,500	1,778,325
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,495,775
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,764,000
5.00%, 2/15/30	850	1,098,990
5.00%, 2/15/37	1,000	1,198,200
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	295,855
4.00%, 8/1/38	500	590,640
5.00%, 8/1/28	650	745,232
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,532,869
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.):
4.00%, 7/1/43	500	573,550
5.50%, 7/1/30	500	540,355

		$25,846,973

Industrial Development Revenue — 4.0%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,458,720
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	751,433
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,041,590
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	513,245
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	500	564,310

		$5,329,298

Insured-Electric Utilities — 3.4%
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,049,270
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	726,804
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,143,907

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$980	$1,062,888
(NPFG), 5.25%, 7/1/34	420	457,397

		$4,440,266

Insured-General Obligations — 1.2%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$1,356,393
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	298,289

		$1,654,682

Insured-Lease Revenue/Certificates of Participation — 1.8%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$831,936
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,608,956

		$2,440,892

Insured-Special Tax Revenue — 0.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$121,475

		$121,475

Insured-Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$102,565

		$102,565

Insured-Water and Sewer — 3.0%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$586,405
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,933,090
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	586,305
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	575,490
Jackson County Water and Sewerage Authority, GA, (BAM), 4.00%, 9/1/29	210	254,054

		$3,935,344

Lease Revenue/Certificates of Participation — 3.5%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,236,720
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,815,308
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	615,720

		$4,667,748

Other Revenue — 2.2%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 9/1/27 (Put Date), 7/1/52	$2,500	$2,890,400

		$2,890,400

Senior Living/Life Care — 1.9%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(4)	$800	$887,640
4.00%, 4/1/30(4)	970	1,085,023
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	589,505

		$2,562,168

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$123,975
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	855,758
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/42	1,000	1,154,420
5.00%, 7/1/43	1,000	1,191,680
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,104,991

		$4,430,824

Transportation — 4.6%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$1,094,300
(AMT), 4.00%, 7/1/39	600	695,262
(AMT), 5.00%, 7/1/32	1,000	1,311,000
Georgia Ports Authority, 5.00%, 7/1/27	500	616,480
Georgia State Road and Tollway Authority:
5.00%, 6/1/29	835	1,017,063
5.00%, 6/1/32	1,000	1,307,040

		$6,041,145

Water and Sewer — 8.7%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,238,920
Camden County Public Service Authority, GA, (City of St. Marys), 4.00%, 12/1/30	1,000	1,238,820
Carroll County Water Authority, GA:
4.00%, 7/1/28	770	915,407
4.00%, 7/1/29	410	496,506
4.00%, 7/1/32	110	136,310
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	438,742
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	296,255
Coweta County Water and Sewerage Authority, GA, 3.00%, 6/1/46	1,000	1,094,570
Forsyth County Water and Sewerage Authority, GA, 5.00%, 4/1/27	1,100	1,218,822
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	1,111,110
5.00%, 1/1/33	1,500	1,573,890
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	600,890
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,137,480

		$11,497,722

Total Tax-Exempt Municipal Obligations — 96.8% (identified cost $121,496,589)		$127,906,788

Other Assets, Less Liabilities — 3.2%		$4,203,773

Net Assets — 100.0%		$132,110,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 5.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $2,660,948 or 2.0% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$127,906,788	$—	$127,906,788
Total Investments	$—	$127,906,788	$—	$127,906,788

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.